LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2019
Disclosure of finance lease and operating lease by lessee [abstract]
LEASE OBLIGATIONS [Text Block]

16. Lease obligations

The Company has a lease agreement for the head office location in Toronto, Canada with a monthly obligation of the U.S. dollar equivalent of Cdn $21,419 up to and including August 2019 and Cdn $25,404 from September 2019 to October 2022.

Effective January 1, 2019, the Company adopted IFRS 16 to its accounting policy and recognized a right-of-use asset and a lease liability of $739,106 (Cdn $1,008,331) for its office lease agreement. The right-of-use asset is being amortized on a straight-line basis over the lease term. The discount rate used to derive the lease liability was 4.95%. As at December 31, 2019, the undiscounted cash flows for this office lease agreement to October 31, 2022 was $654,375 (Cdn $863,749).

Changes in the lease obligation for the year ended December 31, 2019 were as follows:

	December 31, 2019	December 31, 2018

Balance at January 1, 2019	$739,106	$-
Liability settled	$(183,342)	$-
Interest expense	$35,419	$-
Balance - end of the period	$591,183	$-

Current portion	$204,248	$-
Long-term portion	$386,935	$-
Total lease obligation	$591,183	$-

For the year ended December 31, 2019, the Company recognized lease revenues of $106,774 in the consolidated statements of loss and comprehensive loss from its sub-lease arrangement with Gentor Resources Inc (2018 - $nil). The Company has an exploration office lease in Congo, which can be cancelled with three months notices in advance without any penalty. For the year ended December 31, 2019, the lease expense  in the amount of $20,400 (year ended December 31, 2018 - $5,100, year ended December 31, 2017 - $nil) in relation to the Congo office, was capitalized to exploration and evaluation assets.